UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09223
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Pioneer Strategic Income Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2013 to June 30, 2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Strategic Income Fund

By (Signature and Title)  /s/ Mark D. Goodwin
                         -------------------------
                         Mark D. Goodwin, Executive Vice President

Date  August 20, 2014

======================== Pioneer Strategic Income Fund =========================

BTA BANK JSC

Ticker:       BTAS           Security ID:  05574Y100
Meeting Date: SEP 26, 2013   Meeting Type: Special
Record Date:  SEP 04, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A1    Elect Chairman of Meeting               For       For          Management
A2    Elect Secretary of Meeting              For       For          Management
A3    Approve Meeting Holding Regulations     For       For          Management
A4    Approve Form of Voting at Meeting       For       For          Management
A5    Approve Meeting Agenda                  For       For          Management
1     Elect Director Kadyrzhan Damitov        For       For          Management
2     I Hereby Certify that I am not a Legal  For       For          Management
      Entity or having Shareholder
      Participant, or an Individual which
      Participates in Legal Entities
      incorporated in any OffShore Zones Set
      by the Authorized Body of the Republic
      of Kazakhstan

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BTA BANK JSC

Ticker:       BTAS           Security ID:  05574Y100
Meeting Date: DEC 30, 2013   Meeting Type: Special
Record Date:  DEC 04, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A1    Elect Chairman of Meeting               For       For          Management
A2    Elect Secretary of Meeting              For       For          Management
A3    Approve Meeting Holding Regulations     For       For          Management
A4    Approve Form of Voting at Meeting       For       For          Management
A5    Approve Meeting Agenda                  For       For          Management
1     Approve Early Termination and Elect     For       For          Management
      New Members of Vote Counting
      Commission; Fix Size and Term of Office
2     I Hereby Certify that I am not a Legal  For       For          Management
      Entity or having Shareholder
      Participant, or an Individual which
      Participates in Legal Entities
      incorporated in any OffShore Zones Set
      by the Authorized Body of the Republic
      of Kazakhstan

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BTA BANK JSC

Ticker:       BTAS           Security ID:  05574Y100
Meeting Date: FEB 14, 2014   Meeting Type: Special
Record Date:  JAN 27, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A1    Elect Chairman of Meeting               For       For          Management
A2    Elect Secretary of Meeting              For       For          Management
A3    Approve Meeting Holding Regulations     For       For          Management
A4    Approve Form of Voting at Meeting       For       For          Management
A5    Approve Meeting Agenda                  For       For          Management
1     Approve Changes to Composition of       For       For          Management
      Board of Directors
2     I Hereby Certify that I am not a Legal  For       For          Management
      Entity or having Shareholder
      Participant, or an Individual which
      Participates in Legal Entities
      incorporated in any OffShore Zones Set
      by the Authorized Body of the Republic
      of Kazakhstan

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BTA BANK JSC

Ticker:       BTAS           Security ID:  05574Y100
Meeting Date: MAY 31, 2014   Meeting Type: Annual
Record Date:  APR 30, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A1    Elect Chairman of Meeting               For       For          Management
A2    Elect Secretary of Meeting              For       For          Management
A3    Approve Meeting Holding Regulations     For       For          Management
A4    Approve Form of Voting at Meeting       For       For          Management
A5    Approve Meeting Agenda                  For       For          Management
1     Approve Standalone and Consolidated     For       Against      Management
      Financial Statements
2     Approve Allocation of Income and        For       For          Management
      Dividends
3     Approve Results of Shareholders         For       For          Management
      Appeals on Actions of Company and Its
      Officials
4     Approve Information on Remuneration of  For       Against      Management
      Management Board and Board of Directors
5     I Hereby Certify that I am not a Legal  For       For          Management
      Entity or having Shareholder
      Participant, or an Individual which
      Participates in Legal Entities
      incorporated in any OffShore Zones Set
      by the Authorized Body of the Republic
      of Kazakhstan

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EMERALD PLANTATION HOLDINGS LIMITED

Ticker:       EMEXF          Security ID:  G30337102
Meeting Date: JUN 23, 2014   Meeting Type: Annual
Record Date:  MAY 23, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Consolidated Financial           For       Against      Management
      Statements

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HORIZON LINES, INC.

Ticker:       HRZL           Security ID:  44044K309
Meeting Date: JUN 05, 2014   Meeting Type: Annual
Record Date:  APR 07, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James LaChance           For       For          Management
1.2   Elect Director Steven L. Rubin          For       For          Management
2     Adopt NOL Rights Plan (NOL Pill)        For       For          Management
3     Ratify Auditors                         For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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LEGG MASON, INC.

Ticker:       LM             Security ID:  524901105
Meeting Date: JUL 23, 2013   Meeting Type: Annual
Record Date:  MAY 23, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dennis M. Kass           For       For          Management
1.2   Elect Director John V. Murphy           For       For          Management
1.3   Elect Director John H. Myers            For       For          Management
1.4   Elect Director Nelson Peltz             For       For          Management
1.5   Elect Director W. Allen Reed            For       For          Management
1.6   Elect Director Joseph A. Sullivan       For       For          Management
2     Amend Non-Employee Director Omnibus     For       For          Management
      Stock Plan
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify Auditors                         For       For          Management

========== END NPX REPORT